Leases (Tables)	6 Months Ended
Jun. 30, 2022
Leases
Leases

Period ending June 30,	Amount
2023	$30,558
2024	30,615
2025	30,356
2026	30,368
2027 and thereafter	181,207
Total	$303,104
Operating lease liabilities, including current portion	$234,867
Discount based on incremental borrowing rate	$68,237